                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                        CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-859
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                   MASSACHUSETTS INVESTORS GROWTH STOCK FUND
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                      Date of fiscal year end: November 30
-------------------------------------------------------------------------------

                  Date of reporting period: November 30, 2005
-------------------------------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

MASSACHUSETTS INVESTORS GROWTH                                         11/30/05
STOCK FUND

ANNUAL REPORT

-------------------------------------------------------------------------------

LETTER FROM THE CEO                               1
---------------------------------------------------
PORTFOLIO COMPOSITION                             2
---------------------------------------------------
MANAGEMENT REVIEW                                 3
---------------------------------------------------
PERFORMANCE SUMMARY                               5
---------------------------------------------------
EXPENSE TABLE                                     9
---------------------------------------------------
PORTFOLIO OF INVESTMENTS                         11
---------------------------------------------------
FINANCIAL STATEMENTS                             17
---------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                    31
---------------------------------------------------
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM                           41
---------------------------------------------------
TRUSTEES AND OFFICERS                            42
---------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT    47
---------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION            51
---------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                   51
---------------------------------------------------
FEDERAL TAX INFORMATION                          51
---------------------------------------------------
CONTACT INFORMATION                      BACK COVER
---------------------------------------------------

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF
SHAREHOLDERS. IT IS INTENDED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR
ACCOMPANIED BY A CURRENT PROSPECTUS.
                                                  M F S(SM)
                                                  INVESTMENT MANAGEMENT(R)

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders,
Most investors are familiar with the basic principles of investing - focus on the long term and keep your assets diversified across different investment categories. Still, it is surprising how often we forget these basic lessons. Certainly, the dot-com euphoria that overtook Wall Street in the late 1990s had many people hoping they could become millionaires overnight. But the market decline that started in the spring of 2000 taught everyone how misguided those hopes had been.

Now, less than five years after the market taught a harsh lesson in the follies of speculative investing, we are seeing a number of trends that suggest many investors, including professionals, are hoping for overnight miracles again. We see a steady stream of market "gurus" on television news shows, promising to teach amateur investors the strategies that will allow them to get rich quick. Hedge funds - which by their nature move in and out of investments rapidly - have soared in popularity over the past five years. We are reminded every day that we live in a "what have you done for me lately?" world, but this mindset should not influence how we invest and manage our money. In fact, investors often fall short of their goals because they trade in and out of investments too frequently and at inopportune times.

Throughout our entire 80-year history, MFS' money management process has focused on long-term investment opportunities. We firmly believe that one of the best ways to realize long-term financial goals - be it a college education, a comfortable retirement, or a secure family legacy - is to follow a three-pronged approach that focuses on longer time horizons. Allocate holdings across the major asset classes - including stocks, bonds, and cash. Diversify within each class to take advantage of different market segments and investing styles. And rebalance assets regularly to maintain a desired asset allocation.*

This long-term approach requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    January 17, 2006

* Asset allocation, diversification, and rebalancing does not guarantee a profit or protect against a loss. The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE

              Stocks                                     96.2%
              Cash & Other Net Assets                     3.8%

              TOP TEN HOLDINGS

              Cisco Systems, Inc.                         3.3%
              ------------------------------------------------
              Johnson & Johnson                           3.1%
              ------------------------------------------------
              Wyeth                                       2.3%
              ------------------------------------------------
              Intel Corp.                                 2.3%
              ------------------------------------------------
              Microsoft Corp.                             2.2%
              ------------------------------------------------
              QUALCOMM, Inc.                              2.1%
              ------------------------------------------------
              Wal-Mart Stores, Inc.                       2.0%
              ------------------------------------------------
              Eli Lilly & Co.                             2.0%
              ------------------------------------------------
              Oracle Corp.                                2.0%
              ------------------------------------------------
              Amgen, Inc.                                 1.7%
              ------------------------------------------------

              SECTOR WEIGHTINGS

              Technology                                 29.4%
              ------------------------------------------------
              Health Care                                21.7%
              ------------------------------------------------
              Retailing                                   8.9%
              ------------------------------------------------
              Financial Services                          7.4%
              ------------------------------------------------
              Leisure                                     5.8%
              ------------------------------------------------
              Industrial Goods & Services                 5.6%
              ------------------------------------------------
              Special Products & Services                 3.8%
              ------------------------------------------------
              Consumer Staples                            3.5%
              ------------------------------------------------
              Energy                                      3.4%
              ------------------------------------------------
              Basic Materials                             3.1%
              ------------------------------------------------
              Transportation                              1.8%
              ------------------------------------------------
              Autos & Housing                             0.9%
              ------------------------------------------------
              Utilities & Communications                  0.9%
              ------------------------------------------------

Percentages are based on net assets as of 11/30/05.

The portfolio is actively managed, and current holdings may be different.

MANAGEMENT REVIEW

SUMMARY OF RESULTS

For the twelve months ended November 30, 2005, Class A shares of the Massachusetts Investors Growth Stock Fund provided a total return of 7.93%, at net asset value. In comparison, the fund's benchmark, the Russell 1000 Growth Index, returned 9.73%.

DETRACTORS FROM PERFORMANCE

Stock selection in the technology sector held back performance relative to the Russell 1000 Growth Index. Poor-performing security software company Symantec, test and measurement software company Mercury Interactive*, programmable logic solution provider Xilinx, computer maker Dell, and network equipment company Cisco Systems were among the fund's top detractors for the period. Our underweighted position in Intel, which outperformed the benchmark, also hurt results.

In the industrial goods and services sector, stock selection detracted from relative performance. Manufacturing conglomerate Tyco International, which is not an index constituent, was among the top detractors.

Although health care was one of the fund's top contributing sectors overall, our underweighted position in UnitedHealth Group, which performed well over the period, and our overweighting in poor-performing Eli Lilly dampened investment results.

During the reporting period, our currency exposure detracted from the portfolio's relative performance. All of MFS' investment decisions are driven by the fundamentals of each individual opportunity and, as such, it is common for our portfolios to have different currency exposure than the benchmark.

The fund's cash position was also a detractor from relative performance. As with nearly all mutual funds, this portfolio holds cash to buy new holdings and to provide liquidity. In a period when equity markets rose as measured by the fund's benchmark, holding cash hurt performance versus the benchmark, which has no cash position.

CONTRIBUTORS TO PERFORMANCE

Relative to the fund's benchmark, health care, financial services, and basic materials were the fund's strongest contributing sectors over the period. In all three sectors, stock selection was the key contributor to relative performance.

In health care, top performing holdings included biotechnology companies Amgen, Gilead Sciences, and Genzyme. Our positioning in two health care companies that are not benchmark constituents, Swiss pharmaceutical company Roche Holding and generic drug manufacturer Teva Pharmaceutical, also boosted relative results as both companies outperformed the index over the period.

Although strong relative results in the financial services sector came primarily from stock selection, no individual stocks within the sector were among the fund's top contributors for the period. Our underweighted position also aided performance as the sector underperformed the overall benchmark.

In basic materials, our positioning in agrichemical products company Monsanto benefited relative results. Stocks in other sectors that helped the fund's performance included fiber-optic cable manufacturer Corning, wireless communications company QUALCOMM, and drugstore retailer CVS. Strong-performing Latin American wireless communications company America Movil, which is not an index constituent, was also among the fund's strongest relative contributors.

Respectfully,

S. Irfan Ali                  Stephen Pesek            Gregory Locraft
Portfolio Manager             Portfolio Manager        Portfolio Manager

Note to Shareholders: Effective December 6, 2005, Maureen Pettirossi become co-manager of the fund with S. Irfan Ali and Stephen Pesek. She replaced Gregory Locraft.

*Security was not held in the portfolio at period-end.

The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS Fund. References to specific securities are not recommendations of such securities, and may not be representative of any MFS Fund's current or future investments.

PERFORMANCE SUMMARY THROUGH 11/30/05

The following chart illustrates the historical performance of the fund's original share class in comparison to its benchmark. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. (See Notes to Performance Summary.)

PERFORMANCE DATA SHOWN REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE FLUCTUATE SO YOUR SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED. FOR MOST RECENT MONTH-END PERFORMANCE, PLEASE VISIT MFS.COM. (FOR THE MOST RECENT MONTH-END PERFORMANCE FOR CLASS I SHARES CALL 1-888-808-6374. MOST RECENT MONTH-END PERFORMANCE FOR J SHARES CAN BE OBTAINED BY CALLING EITHER MIZUHO INVESTORS SECURITIES AT 0120-555-324 OR MITSUBISHI SECURITIES AT 0120-17-3234.) THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

                 Massachusetts              Russell
                Investors Growth             1000
                   Stock Fund               Growth
                   - Class A                 Index
----------------------------------------------------
11/95               $ 9,425                $10,000
11/96                11,675                 12,630
11/97                16,685                 15,979
11/98                21,731                 20,559
11/99                28,525                 27,033
11/00                29,674                 23,908
11/01                22,494                 18,458
11/02                17,635                 14,272
11/03                19,473                 16,663
11/04                20,992                 17,633
11/05                22,656                 19,350

TOTAL RETURNS THROUGH 11/30/05

AVERAGE ANNUAL WITHOUT SALES CHARGE

   Share class     Class inception date     1-yr        5-yr        10-yr
----------------------------------------------------------------------------
        A                 1/01/35             7.93%       -5.25%       9.17%
----------------------------------------------------------------------------
        B                 9/07/93             7.35%       -5.85%       8.43%
----------------------------------------------------------------------------
        C                11/03/97             7.29%       -5.87%       8.42%
----------------------------------------------------------------------------
        I                 1/02/97             8.38%       -4.91%       9.50%
----------------------------------------------------------------------------
        J                12/18/00             7.34%       -5.86%       8.42%
----------------------------------------------------------------------------
        R                12/31/02             7.89%       -5.28%       9.15%
----------------------------------------------------------------------------
       R1                 4/01/05             7.17%       -5.89%       8.41%
----------------------------------------------------------------------------
       R2                 4/01/05             7.44%       -5.84%       8.44%
----------------------------------------------------------------------------
       R3                10/31/03             7.64%       -5.75%       8.49%
----------------------------------------------------------------------------
       R4                 4/01/05             7.93%       -5.25%       9.17%
----------------------------------------------------------------------------
       R5                 4/01/05             8.18%       -5.21%       9.19%
----------------------------------------------------------------------------
      529A                7/31/02             7.77%       -5.43%       9.07%
----------------------------------------------------------------------------
      529B                7/31/02             7.02%       -6.00%       8.34%
----------------------------------------------------------------------------
      529C                7/31/02             7.05%       -6.00%       8.35%
----------------------------------------------------------------------------

AVERAGE ANNUAL

Comparative benchmarks
----------------------------------------------------------------------------
Average large-cap growth fund(+)             10.30%       -3.90%       6.63%
----------------------------------------------------------------------------
Russell 1000 Growth Index#                    9.73%       -4.14%       6.82%
----------------------------------------------------------------------------

AVERAGE ANNUAL WITH SALES CHARGE

----------------------------------------------------------------------------
        A                                     1.72%       -6.37%       8.52%
With Initial Sales Charge (5.75%)
----------------------------------------------------------------------------
        B                                     3.35%       -6.20%       8.43%
With CDSC (Declining over six years from 4% to 0%)
----------------------------------------------------------------------------
        C                                     6.29%       -5.87%       8.42%
With CDSC (1% for 12 months)+
----------------------------------------------------------------------------
        J                                     3.04%       -6.63%       7.98%
Maximum sales charge (4.00%)
----------------------------------------------------------------------------
      529A                                    1.57%       -6.54%       8.42%
With initial sales charge (5.75%)
----------------------------------------------------------------------------
      529B                                    3.02%       -6.34%       8.34%
With CDSC (Declining over six years from 4% to 0%)
----------------------------------------------------------------------------
      529C                                    6.05%       -6.00%       8.35%
With CDSC (1% for 12 months)+
----------------------------------------------------------------------------

Class I, R, R1, R2, R3, R4, and R5 shares do not have a sales charge. Please see Notes to Performance Summary for more details. CDSC - Contingent Deferred Sales Charge.

  + Assuming redemption within one year from the end of the prior month of purchase.
(+) Source: Lipper Inc., an independent firm that reports mutual fund performance.
  # Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

Russell 1000 Growth Index - is constructed to provide a comprehensive barometer for growth securities in the large-cap segment of the U.S. equity universe. Companies in this index generally have higher price-to-book ratios and higher forecasted growth values.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class J sharesresults reflect the deduction of the maximum 4% sales charge and are available only to residents of Japan. Class R shares have no initial sales charge or CDSC and are available only to Class R existing shareholders. Class I, R1, R2, R3, R4, and R5 shares have no initial sales charge or CDSC. Class I shares are only available to certain eligible investors, and Class R1, R2, R3, R4, and R5 shares are only available to certain retirement plans. Class 529 shares are only available in conjunction with qualified tuition programs, such as the MFS 529 Savings Plan. There also is an additional annual fee, which is detailed in the program description, on qualified tuition programs. If this fee was reflected, the performance for Class 529 shares would have been lower. This annual fee is waived for Oregon residents and for those accounts with assets of $25,000 or more.

Performance for Classes I, R, R4, R5, and 529A shares includes the performance of the fund's Class A shares for periods prior to their offering. Performance for Classes C, J, R1, R2, R3, 529B and 529C shares includes the performance of the fund's Class B shares for periods prior to their offering. This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the share class to which it is blended, and lower performance for share classes with lower operating expenses than the share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

EXPENSE TABLE

FUND EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD, JUNE 1, 2005 THROUGH NOVEMBER 30, 2005.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2005 through November 30, 2005.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------
                                                        Ending     Expenses
                         Annualized     Beginning       Account   Paid During
Share                     Expense    Account Value      Value       Period**
Class                      Ratio        6/01/05       11/30/05 6/01/05-11/30/05
-------------------------------------------------------------------------------
         Actual            1.01%       $1,000.00     $1,054.50       $5.20
  A  -------------------------------------------------------------------------
         Hypothetical*     1.01%       $1,000.00     $1,020.00       $5.11
------------------------------------------------------------------------------
         Actual            1.66%       $1,000.00     $1,052.30       $8.54
 B   -------------------------------------------------------------------------
         Hypothetical*     1.66%       $1,000.00     $1,016.75       $8.39
------------------------------------------------------------------------------
         Actual            1.68%       $1,000.00     $1,051.60       $8.64
  C  -------------------------------------------------------------------------
         Hypothetical*     1.68%       $1,000.00     $1,016.65       $8.49
------------------------------------------------------------------------------
         Actual            0.58%       $1,000.00     $1,057.00       $2.99
  I  -------------------------------------------------------------------------
         Hypothetical*     0.58%       $1,000.00     $1,022.16       $2.94
------------------------------------------------------------------------------
         Actual            1.68%       $1,000.00     $1,051.90       $8.64
  J  -------------------------------------------------------------------------
         Hypothetical*     1.68%       $1,000.00     $1,016.65       $8.49
------------------------------------------------------------------------------
         Actual            1.16%       $1,000.00     $1,054.50       $5.97
  R  -------------------------------------------------------------------------
         Hypothetical*     1.16%       $1,000.00     $1,019.25       $5.87
------------------------------------------------------------------------------
         Actual            1.76%       $1,000.00     $1,050.50       $9.05
  R1 -------------------------------------------------------------------------
         Hypothetical*     1.76%       $1,000.00     $1,016.24       $8.90
------------------------------------------------------------------------------
         Actual            1.46%       $1,000.00     $1,052.20       $7.51
  R2 -------------------------------------------------------------------------
         Hypothetical*     1.46%       $1,000.00     $1,017.75       $7.38
------------------------------------------------------------------------------
         Actual            1.34%       $1,000.00     $1,053.30       $6.90
  R3 -------------------------------------------------------------------------
         Hypothetical*     1.34%       $1,000.00     $1,018.35       $6.78
------------------------------------------------------------------------------
         Actual            1.01%       $1,000.00     $1,054.50       $5.20
  R4 -------------------------------------------------------------------------
         Hypothetical*     1.01%       $1,000.00     $1,020.00       $5.11
------------------------------------------------------------------------------
         Actual            0.67%       $1,000.00     $1,056.10       $3.45
  R5 -------------------------------------------------------------------------
         Hypothetical*     0.67%       $1,000.00     $1,021.71       $3.40
------------------------------------------------------------------------------
         Actual            1.26%       $1,000.00     $1,054.10       $6.49
529A -------------------------------------------------------------------------
         Hypothetical*     1.26%       $1,000.00     $1,018.75       $6.38
------------------------------------------------------------------------------
         Actual            1.91%       $1,000.00     $1,050.80       $9.82
529B -------------------------------------------------------------------------
         Hypothetical*     1.91%       $1,000.00     $1,015.49       $9.65
------------------------------------------------------------------------------
         Actual            1.91%       $1,000.00     $1,051.00       $9.82
529C -------------------------------------------------------------------------
         Hypothetical*     1.91%       $1,000.00     $1,015.49       $9.65
------------------------------------------------------------------------------

 * 5% class return per year before expenses.

** Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

Effective October 1, 2005 the fund's Class R1, Class R2, and Class R3 retirement plan administration and services fee was reduced (as described in Note 3 of the Notes to Financial Statements). Had this fee reduction been in effect throughout the entire six month period, the annualized expense ratio would have been 1.69%, 1.36%, 1.27% for Class R1, Class R2 and Class R3, respectively, and the actual expenses paid during the period would have been $8.69, $7.00, and $6.54 for Class R1, Class R2, and Class R3, respectively.

PORTFOLIO OF INVESTMENTS - 11/30/05

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Stocks - 96.2%
------------------------------------------------------------------------------------------------------
ISSUER                                                                SHARES/PAR               $ VALUE
------------------------------------------------------------------------------------------------------
Aerospace - 1.9%
------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.^                                                  622,200        $    37,705,320
Northrop Grumman Corp.                                                  360,440             20,678,443
United Technologies Corp.                                             1,647,560             88,704,626
                                                                                       ---------------
                                                                                       $   147,088,389
------------------------------------------------------------------------------------------------------
Apparel Manufacturers - 0.7%
------------------------------------------------------------------------------------------------------
Nike, Inc., "B"                                                         618,190        $    52,731,607
------------------------------------------------------------------------------------------------------
Automotive - 0.2%
------------------------------------------------------------------------------------------------------
Harley-Davidson, Inc.^                                                  323,190        $    17,407,013
------------------------------------------------------------------------------------------------------
Banks & Credit Companies - 2.8%
------------------------------------------------------------------------------------------------------
American Express Co.                                                  1,455,730        $    74,853,637
SLM Corp.                                                             1,686,380             88,619,269
UBS AG                                                                  406,470             37,296,129
UBS AG^                                                                  27,670              2,543,426
Unibanco - Uniao de Bancos Brasileiros S.A., ADR^                       124,710              7,712,066
                                                                                       ---------------
                                                                                       $   211,024,527
------------------------------------------------------------------------------------------------------
Biotechnology - 4.3%
------------------------------------------------------------------------------------------------------
Amgen, Inc.*                                                          1,638,140        $   132,574,670
Genzyme Corp.*                                                        1,229,940             91,433,740
Gilead Sciences, Inc.*                                                1,852,610             93,908,801
ImClone Systems, Inc.^*                                                 176,300              5,713,883
                                                                                       ---------------
                                                                                       $   323,631,094
------------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 2.0%
------------------------------------------------------------------------------------------------------
Citadel Broadcasting Corp.^                                             389,300        $     5,247,764
Comcast Corp., "A"*                                                     771,730             20,373,672
EchoStar Communications Corp., "A"                                      447,340             11,559,266
Grupo Televisa S.A., ADR                                                492,830             39,130,702
Univision Communications, Inc., "A"^*                                   996,280             30,117,544
Viacom, Inc., "B"                                                       922,070             30,797,138
Walt Disney Co.                                                         682,370             17,011,484
                                                                                       ---------------
                                                                                       $   154,237,570
------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 1.4%
------------------------------------------------------------------------------------------------------
Chicago Mercantile Exchange Holdings, Inc.                               92,380        $    32,716,377
Franklin Resources, Inc.                                                101,610              9,437,537
Goldman Sachs Group, Inc.                                               128,520             16,573,939
Legg Mason, Inc.                                                         60,100              7,371,265
Merrill Lynch & Co., Inc.                                               205,350             13,639,347
Morgan Stanley                                                          377,900             21,173,737
T. Rowe Price Group, Inc.                                                36,400              2,618,980
                                                                                       ---------------
                                                                                       $   103,531,182
------------------------------------------------------------------------------------------------------
Business Services - 3.3%
------------------------------------------------------------------------------------------------------
Accenture Ltd., "A"                                                   2,705,220        $    76,936,457
Amdocs Ltd.*                                                          3,631,710             95,986,095
Automatic Data Processing, Inc.                                         155,000              7,285,000
Cintas Corp.^                                                           534,820             23,917,150
Getty Images, Inc.^*                                                    213,850             19,522,367
Infosys Technologies Ltd., ADR^                                         366,600             26,417,196
                                                                                       ---------------
                                                                                       $   250,064,265
------------------------------------------------------------------------------------------------------
Chemicals - 1.7%
------------------------------------------------------------------------------------------------------
3M Co.                                                                1,145,620        $    89,908,258
Monsanto Co.                                                            576,400             42,232,828
                                                                                       ---------------
                                                                                       $   132,141,086
------------------------------------------------------------------------------------------------------
Computer Software - 6.1%
------------------------------------------------------------------------------------------------------
Adobe Systems, Inc.                                                   1,689,200        $    55,084,812
Macromedia, Inc.*                                                       200,900              9,012,374
Microsoft Corp.                                                       6,039,640            167,358,424
Oracle Corp.*                                                        11,972,690            150,496,713
Symantec Corp.^*                                                      4,721,074             83,421,378
                                                                                       ---------------
                                                                                       $   465,373,701
------------------------------------------------------------------------------------------------------
Computer Software - Systems - 3.1%
------------------------------------------------------------------------------------------------------
Apple Computer, Inc.*                                                   572,820        $    38,848,652
CDW Corp.^                                                              862,790             50,602,634
Dell, Inc.*                                                           4,087,440            123,277,190
LG Philips LCD Co. Ltd., ADR^*                                          969,780             21,441,836
                                                                                       ---------------
                                                                                       $   234,170,312
------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 1.4%
------------------------------------------------------------------------------------------------------
Apollo Group, Inc., "A"^*                                               481,590        $    34,289,208
Colgate-Palmolive Co.                                                   832,100             45,366,092
Procter & Gamble Co.                                                    432,336             24,725,296
                                                                                       ---------------
                                                                                       $   104,380,596
------------------------------------------------------------------------------------------------------
Electrical Equipment - 2.4%
------------------------------------------------------------------------------------------------------
Cooper Industries Ltd., "A"                                             161,740        $    11,764,968
Danaher Corp.^                                                          115,400              6,404,700
General Electric Co.                                                  2,722,530             97,248,772
Tyco International Ltd.                                               2,358,670             67,269,268
                                                                                       ---------------
                                                                                       $   182,687,708
------------------------------------------------------------------------------------------------------
Electronics - 8.2%
------------------------------------------------------------------------------------------------------
Amphenol Corp., "A"                                                     330,460        $    13,803,314
Analog Devices, Inc.^                                                 1,264,730             47,958,562
Applied Materials, Inc.                                               1,246,160             22,567,958
AU Optronics Corp., ADR^                                                798,844             11,543,296
Intel Corp.                                                           6,429,090            171,528,121
KLA-Tencor Corp.^                                                       295,200             15,111,288
Linear Technology Corp.                                                 195,700              7,301,567
PMC-Sierra, Inc.^*                                                    1,241,870              9,773,517
Samsung Electronics Co. Ltd.                                             37,820             21,819,932
Samsung Electronics Co. Ltd., GDR                                       267,542             77,520,295
Samsung Electronics Co. Ltd., GDR                                         5,128              1,477,465
SanDisk Corp.^*                                                         874,150             44,634,099
Taiwan Semiconductor Manufacturing Co. Ltd., ADR^                     2,879,919             27,589,624
Texas Instruments, Inc.                                               1,815,120             58,955,098
Xilinx, Inc.                                                          3,301,580             87,293,775
                                                                                       ---------------
                                                                                       $   618,877,911
------------------------------------------------------------------------------------------------------
Energy - Independent - 0.4%
------------------------------------------------------------------------------------------------------
Arch Coal, Inc.^                                                        182,730        $    14,077,519
Newfield Exploration Co.*                                               251,200             11,620,512
Peabody Energy Corp.                                                     60,940              4,805,728
                                                                                       ---------------
                                                                                       $    30,503,759
------------------------------------------------------------------------------------------------------
Energy - Integrated - 0.3%
------------------------------------------------------------------------------------------------------
Amerada Hess Corp.                                                      210,720        $    25,817,414
------------------------------------------------------------------------------------------------------
Food & Drug Stores - 0.4%
------------------------------------------------------------------------------------------------------
CVS Corp.                                                             1,254,920        $    33,907,938
------------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 2.6%
------------------------------------------------------------------------------------------------------
Archer Daniels Midland Co.^                                             152,210        $     3,587,590
Kellogg Co.                                                             794,200             35,000,394
Nestle S.A                                                               93,460             27,531,568
PepsiCo, Inc.                                                         2,167,270            128,302,384
                                                                                       ---------------
                                                                                       $   194,421,936
------------------------------------------------------------------------------------------------------
Furniture & Appliances - 0.7%
------------------------------------------------------------------------------------------------------
Harman International Industries, Inc.^                                  541,440        $    52,790,400
------------------------------------------------------------------------------------------------------
Gaming & Lodging - 2.3%
------------------------------------------------------------------------------------------------------
Carnival Corp.^                                                       1,801,210        $    98,147,933
Harrah's Entertainment, Inc.                                            417,700             28,441,193
Las Vegas Sands Corp.^*                                                 405,850             16,928,004
Starwood Hotels & Resorts Worldwide, Inc.                               465,100             28,138,550
                                                                                       ---------------
                                                                                       $   171,655,680
------------------------------------------------------------------------------------------------------
General Merchandise - 4.2%
------------------------------------------------------------------------------------------------------
Kohl's Corp.*                                                         2,216,800        $   101,972,800
Target Corp.                                                          1,181,400             63,216,714
Wal-Mart Stores, Inc.                                                 3,136,360            152,301,642
                                                                                       ---------------
                                                                                       $   317,491,156
------------------------------------------------------------------------------------------------------
Health Maintenance Organizations - 1.0%
------------------------------------------------------------------------------------------------------
UnitedHealth Group, Inc.^                                               876,100        $    52,443,346
WellPoint, Inc.*                                                        278,900             21,427,887
                                                                                       ---------------
                                                                                       $    73,871,233
------------------------------------------------------------------------------------------------------
Insurance - 3.2%
------------------------------------------------------------------------------------------------------
Ace Ltd.                                                              1,331,510        $    73,898,805
American International Group, Inc.^                                   1,875,920            125,949,269
St. Paul Travelers Cos., Inc.                                         1,008,190             46,911,081
                                                                                       ---------------
                                                                                       $   246,759,155
------------------------------------------------------------------------------------------------------
Internet - 2.9%
------------------------------------------------------------------------------------------------------
eBay, Inc.*                                                             403,310        $    18,072,321
Expedia, Inc.^*                                                         543,070             13,462,705
Google, Inc., "A"*                                                      322,820            130,738,872
Yahoo!, Inc.^*                                                        1,431,500             57,589,245
                                                                                       ---------------
                                                                                       $   219,863,143
------------------------------------------------------------------------------------------------------
Leisure & Toys - 1.3%
------------------------------------------------------------------------------------------------------
Electronic Arts, Inc.^*                                               1,734,040        $    97,730,494
------------------------------------------------------------------------------------------------------
Machinery & Tools - 1.3%
------------------------------------------------------------------------------------------------------
Caterpillar, Inc.^                                                    1,108,720        $    64,061,842
Illinois Tool Works, Inc.^                                              423,710             37,400,882
                                                                                       ---------------
                                                                                       $   101,462,724
------------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 0.5%
------------------------------------------------------------------------------------------------------
Caremark Rx, Inc.*                                                      250,810        $    12,889,126
Community Health Systems, Inc.^*                                        653,030             26,179,973
                                                                                       ---------------
                                                                                       $    39,069,099
------------------------------------------------------------------------------------------------------
Medical Equipment - 4.7%
------------------------------------------------------------------------------------------------------
Advanced Medical Optics, Inc.*                                          758,250        $    32,157,383
Alcon, Inc.^                                                            302,900             42,466,580
Boston Scientific Corp.^*                                               725,080             19,200,118
DENTSPLY International, Inc.                                            466,500             25,951,395
Medtronic, Inc.                                                       2,254,300            125,271,451
St. Jude Medical, Inc.*                                               1,399,600             66,858,892
Zimmer Holdings, Inc.*                                                  720,660             45,163,762
                                                                                       ---------------
                                                                                       $   357,069,581
------------------------------------------------------------------------------------------------------
Metals & Mining - 0.6%
------------------------------------------------------------------------------------------------------
BHP Billiton Ltd., ADR                                                  834,240        $    26,837,501
Companhia Vale do Rio Doce, ADR^                                        518,270             22,472,187
                                                                                       ---------------
                                                                                       $    49,309,688
------------------------------------------------------------------------------------------------------
Network & Telecom - 7.3%
------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                 14,130,340        $   247,846,164
Corning, Inc.*                                                        3,917,900             79,337,475
Juniper Networks, Inc.^*                                              1,295,500             29,135,795
Nokia Corp., ADR                                                      2,193,990             37,473,349
QUALCOMM, Inc.                                                        3,565,550            162,125,559
                                                                                       ---------------
                                                                                       $   555,918,342
------------------------------------------------------------------------------------------------------
Oil Services - 2.7%
------------------------------------------------------------------------------------------------------
BJ Services Co.                                                         421,950        $    15,464,468
GlobalSantaFe Corp.^                                                    818,870             37,143,943
Halliburton Co.                                                          98,520              6,270,798
National Oilwell Varco, Inc.^*                                          155,740              9,440,959
Noble Corp.                                                           1,026,000             73,943,820
Schlumberger Ltd.^                                                      223,000             21,347,790
Smith International, Inc.^                                            1,112,600             42,045,154
                                                                                       ---------------
                                                                                       $   205,656,932
------------------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 1.8%
------------------------------------------------------------------------------------------------------
EMC Corp.*                                                            8,079,170        $   112,542,838
Network Appliance, Inc.^*                                               779,050             22,685,936
                                                                                       ---------------
                                                                                       $   135,228,774
------------------------------------------------------------------------------------------------------
Pharmaceuticals - 11.2%
------------------------------------------------------------------------------------------------------
Abbott Laboratories                                                   1,418,310        $    53,484,470
Allergan, Inc.^                                                         413,890             41,389,000
Eli Lilly & Co.                                                       3,006,220            151,814,110
Johnson & Johnson                                                     3,756,240            231,947,820
Roche Holding AG                                                        780,870            116,852,016
Teva Pharmaceutical Industries Ltd., ADR^                             1,988,010             81,269,849
Wyeth                                                                 4,153,520            172,620,291
                                                                                       ---------------
                                                                                       $   849,377,556
------------------------------------------------------------------------------------------------------
Railroad & Shipping - 0.4%
------------------------------------------------------------------------------------------------------
Norfolk Southern Corp.                                                  711,200        $    31,463,488
------------------------------------------------------------------------------------------------------
Restaurants - 0.2%
------------------------------------------------------------------------------------------------------
Cheesecake Factory, Inc.^*                                               70,300        $     2,575,792
P.F. Chang's China Bistro, Inc.^*                                       196,400             10,104,780
                                                                                       ---------------
                                                                                       $    12,680,572
------------------------------------------------------------------------------------------------------
Specialty Chemicals - 0.8%
------------------------------------------------------------------------------------------------------
Praxair, Inc.^                                                        1,197,380        $    62,263,760
------------------------------------------------------------------------------------------------------
Specialty Stores - 3.6%
------------------------------------------------------------------------------------------------------
CarMax, Inc.^*                                                          825,340        $    22,630,823
Home Depot, Inc.                                                        750,700             31,364,246
Lowe's Cos., Inc.^                                                    1,060,170             71,540,272
PETsMART, Inc.^                                                       2,307,400             54,962,268
Staples, Inc.                                                         1,954,695             45,153,455
Williams-Sonoma, Inc.^*                                               1,025,800             44,509,462
                                                                                       ---------------
                                                                                       $   270,160,526
------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 0.7%
------------------------------------------------------------------------------------------------------
America Movil S.A. de C.V., "L", ADR                                  1,750,340        $    50,269,765
------------------------------------------------------------------------------------------------------
Telephone Services - 0.2%
------------------------------------------------------------------------------------------------------
Sprint Nextel Corp.                                                     597,600        $    14,963,904
------------------------------------------------------------------------------------------------------
Trucking - 1.4%
------------------------------------------------------------------------------------------------------
FedEx Corp.                                                           1,072,550        $   104,702,331
------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $7,259,265,999)                    $7,301,756,311
------------------------------------------------------------------------------------------------------
Short-Term Obligations> - 4.0%
------------------------------------------------------------------------------------------------------
AIG Funding, Inc., 4.02%, due 12/08/05                            $  12,500,000        $    12,490,229
General Electric Capital Corp., 4.03%, due 12/01/05                  27,374,000             27,374,000
Merrill Lynch & Co., Inc., 4.02%, due 12/01/05                      260,504,000            260,504,000
------------------------------------------------------------------------------------------------------
Total Short-Term Obligations, at Amortized Cost                                        $   300,368,229
------------------------------------------------------------------------------------------------------
Collateral for Securities Loaned - 5.1%
------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and
Net Asset Value                                                     387,018,985        $   387,018,985
------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $7,946,653,213)(+)                                 $ 7,989,143,525
------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (5.3)%                                                   (400,763,397)
------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                    $ 7,588,380,128
------------------------------------------------------------------------------------------------------
  * Non-income producing security.
  ^ All or a portion of this security is on loan.
  > The rate shown represents an annualized yield at time of purchase.
(+) As of November 30, 2005 the fund had four securities representing $183,157,178 and 2.4% of net assets that were fair valued in accordance with the policies adopted by the Board of Trustees.

The following abbreviations are used in the Portfolio of Investments and are defined:

ADR  American Depository Receipt
GDR  Global Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Assets and Liabilities

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of the fund.

AT 11/30/05

ASSETS
-------------------------------------------------------------------------------------------------------
Investments, at value, including $378,298,518 of securities
on loan (identified cost, $7,946,653,213)                        $7,989,143,525
Cash                                                                  2,238,673
Receivable for investments sold                                     164,525,453
Receivable for fund shares sold                                       4,943,286
Interest and dividends receivable                                     8,173,150
Other assets                                                             91,153
-------------------------------------------------------------------------------------------------------
Total assets                                                                             $8,169,115,240
-------------------------------------------------------------------------------------------------------

LIABILITIES
-------------------------------------------------------------------------------------------------------
Payable for investments purchased                                  $169,571,825
Payable for fund shares reacquired                                   19,687,175
Collateral for securities loaned, at value                          387,018,985
Payable to affiliates
  Management fee                                                         68,936
  Shareholder servicing costs                                         2,366,110
  Distribution and service fees                                         116,647
  Administrative services fee                                               257
  Program manager fees                                                       32
  Retirement plan administration and services fees                          300
Accrued expenses and other liabilities                                1,904,845
-------------------------------------------------------------------------------------------------------
Total liabilities                                                                          $580,735,112
-------------------------------------------------------------------------------------------------------
Net assets                                                                               $7,588,380,128
-------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------------------------------
Paid-in capital                                                 $12,191,151,087
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies          42,480,714
Accumulated net realized gain (loss) on investments and
foreign currency transactions                                    (4,645,019,848)
Accumulated distributions in excess of net investment
income                                                                 (231,825)
-------------------------------------------------------------------------------------------------------
Net assets                                                                               $7,588,380,128
-------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                   612,817,910
-------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class A shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                     $4,771,192,497
  Shares outstanding                                                373,525,591
-------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                      $12.77
-------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$12.77)                                                    $13.55
-------------------------------------------------------------------------------------------------------

Class B shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                     $1,947,597,194
  Shares outstanding                                                166,816,949
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $11.68
-------------------------------------------------------------------------------------------------------

Class C shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $584,360,453
  Shares outstanding                                                 50,271,989
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $11.62
-------------------------------------------------------------------------------------------------------

Class I shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $122,728,129
  Shares outstanding                                                  9,447,863
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $12.99
-------------------------------------------------------------------------------------------------------

Class J shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $1,952,198
  Shares outstanding                                                    168,930
-------------------------------------------------------------------------------------------------------
  Net asset value and redemption price per share                                                 $11.56
-------------------------------------------------------------------------------------------------------

Class R shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                        $51,748,553
  Shares outstanding                                                  4,056,679
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $12.76
-------------------------------------------------------------------------------------------------------

Class R1 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $1,008,155
  Shares outstanding                                                     86,493
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $11.66
-------------------------------------------------------------------------------------------------------

Class R2 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $274,390
  Shares outstanding                                                     23,471
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $11.69
-------------------------------------------------------------------------------------------------------

Class R3 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $4,216,499
  Shares outstanding                                                    333,616
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $12.64
-------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class R4 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $1,016,134
  Shares outstanding                                                     79,560
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $12.77
-------------------------------------------------------------------------------------------------------

Class R5 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                        $97,541,220
  Shares outstanding                                                  7,620,288
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $12.80
-------------------------------------------------------------------------------------------------------

Class 529A shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $3,203,250
  Shares outstanding                                                    253,072
-------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                      $12.66
-------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$12.66)                                                    $13.43
-------------------------------------------------------------------------------------------------------

Class 529B shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $589,144
  Shares outstanding                                                     50,851
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $11.59
-------------------------------------------------------------------------------------------------------

Class 529C shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $952,312
  Shares outstanding                                                     82,558
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $11.54
-------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A and Class 529A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B and Class
529C shares.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Operations

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

YEAR ENDED 11/30/05

NET INVESTMENT LOSS
-------------------------------------------------------------------------------------------------------
Income
  Dividends                                                          $69,131,969
  Interest                                                             5,924,374
  Foreign taxes withheld                                                (664,599)
-------------------------------------------------------------------------------------------------------
Total investment income                                                                     $74,391,744
-------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                     $26,538,673
  Distribution and service fees                                       46,058,721
  Program manager fees                                                    10,734
  Shareholder servicing costs                                         17,150,402
  Administrative services fee                                            448,150
  Retirement plan administration and services fees                        17,501
  Independent trustees' compensation                                     131,269
  Custodian fee                                                        1,511,206
  Printing                                                               714,583
  Postage                                                                528,267
  Auditing fees                                                           53,318
  Legal fees                                                             226,619
  Shareholder solicitation expenses                                    1,096,885
  Miscellaneous                                                          935,369
-------------------------------------------------------------------------------------------------------
Total expenses                                                                              $95,421,697
-------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                  (764,908)
  Reduction of expenses by investment adviser                            (38,044)
-------------------------------------------------------------------------------------------------------
Net expenses                                                                                $94,618,745
-------------------------------------------------------------------------------------------------------
Net investment loss                                                                        $(20,227,001)
-------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                           $766,340,627
  Foreign currency transactions                                         (528,931)
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                                      $765,811,696
-------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                      $(143,705,851)
  Translation of assets and liabilities in foreign currencies            (22,684)
-------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                                      $(143,728,535)
-------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                           $622,083,161
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                       $601,856,160
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statements of Changes in Net Assets

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

FOR YEARS ENDED 11/30                                            2005                       2004

CHANGE IN NET ASSETS
-------------------------------------------------------------------------------------------------------

FROM OPERATIONS
-------------------------------------------------------------------------------------------------------
Net investment income (loss)                                   $(20,227,001)                $23,699,754
Net realized gain (loss) on investments and foreign
currency transactions                                           765,811,696                 762,967,254
Net unrealized gain (loss) on investments and foreign
currency translation                                           (143,728,535)                (62,165,681)
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                           $601,856,160                $724,501,327
-------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                      $(22,549,646)                        $--
  Class I                                                        (1,105,607)                         --
  Class R                                                          (113,615)                         --
  Class R3                                                           (6,068)                         --
  Class 529A                                                         (7,734)                         --
-------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                   $(23,782,670)                        $--
-------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions           $(1,859,041,090)            $(2,936,090,100)
-------------------------------------------------------------------------------------------------------
Redemption fees                                                     $19,402                      $9,598
-------------------------------------------------------------------------------------------------------
Total change in net assets                                  $(1,280,948,198)            $(2,211,579,175)
-------------------------------------------------------------------------------------------------------

NET ASSETS
-------------------------------------------------------------------------------------------------------
At beginning of period                                       $8,869,328,326             $11,080,907,501
At end of period (including accumulated distributions in excess of net investment income of $231,825 and undistributed net investment income of
$23,442,811, respectively)                                   $7,588,380,128              $8,869,328,326
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Financial Highlights

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund's independent registered public accounting firm, whose report, together with the fund's financial statements, are included in this report.

CLASS A
                                                                       YEARS ENDED 11/30
                                      -----------------------------------------------------------------------------------
                                            2005              2004              2003               2002              2001
Net asset value, beginning
of period                                 $11.88            $11.02             $9.98             $12.73            $18.47
-------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)#           $(0.00)+++         $0.05             $0.00+++          $(0.02)           $(0.00)+++
  Net realized and unrealized gain
  (loss) on investments and
  foreign currency                          0.94              0.81              1.04              (2.73)            (4.02)
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations           $0.94             $0.86             $1.04             $(2.75)           $(4.02)
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------
  From net investment income              $(0.05)              $--               $--                $--               $--
  From net realized gain on
  investments and foreign currency
  transactions                                --                --                --                 --             (1.47)
  From paid-in capital                        --                --                --                 --             (0.25)
-------------------------------------------------------------------------------------------------------------------------
Total distributions declared
to shareholders                           $(0.05)              $--               $--                $--            $(1.72)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period            $12.77            $11.88            $11.02              $9.98            $12.73
-------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&***                     7.93              7.80[+]          10.42^^^          (21.60)           (24.20)
-------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions##                                0.96              0.92              0.95               0.94              0.94
Expenses after expense
reductions##                                0.96              0.92              0.95               0.94              0.94
Net investment income (loss)               (0.03)             0.44              0.01              (0.14)            (0.03)
Portfolio turnover                           125               141               283                227               305
Net assets at end of period
(000 Omitted)                         $4,771,192        $5,540,056        $7,079,160         $6,327,026        $8,336,750
-------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS B
                                                                        YEARS ENDED 11/30
                                       -----------------------------------------------------------------------------------
                                             2005              2004              2003               2002              2001

Net asset value, beginning
of period                                  $10.88            $10.16             $9.27             $11.89            $17.37
--------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM
INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------
  Net investment loss#                     $(0.08)           $(0.02)           $(0.06)            $(0.08)           $(0.09)
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                   0.88              0.74              0.95              (2.54)            (3.77)
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations            $0.80             $0.72             $0.89             $(2.62)           $(3.86)
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign currency
  transactions                                $--               $--               $--                $--            $(1.39)
  From paid-in capital                         --                --                --                 --             (0.23)
--------------------------------------------------------------------------------------------------------------------------
Total distributions declared
to shareholders                               $--               $--               $--                $--            $(1.62)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $11.68            $10.88            $10.16              $9.27            $11.89
--------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&***                      7.35              7.09[+]           9.60^^^          (22.04)           (24.71)
--------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions##                                 1.61              1.56              1.60               1.59              1.59
Expenses after expense reductions##          1.61              1.56              1.60               1.59              1.59
Net investment loss                         (0.68)            (0.17)            (0.64)             (0.79)            (0.68)
Portfolio turnover                            125               141               283                227               305
Net assets at end of period
(000 Omitted)                          $1,947,597        $2,415,346        $2,778,509         $2,820,241        $4,280,270
--------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS C
                                                                          YEARS ENDED 11/30
                                            ------------------------------------------------------------------------------
                                                  2005             2004             2003              2002            2001
Net asset value, beginning of period            $10.83           $10.11            $9.23            $11.84          $17.31
--------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM
INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------
  Net investment loss#                          $(0.08)          $(0.02)          $(0.06)           $(0.08)         $(0.09)
  Net realized and unrealized gain (loss)
  on investments and foreign currency             0.87             0.74             0.94             (2.53)          (3.75)
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                 $0.79            $0.72            $0.88            $(2.61)         $(3.84)
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
  and foreign currency transactions                $--              $--              $--               $--          $(1.40)
  From paid-in capital                              --               --               --                --           (0.23)
--------------------------------------------------------------------------------------------------------------------------
Total distributions declared
to shareholders                                    $--              $--              $--               $--          $(1.63)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $11.62           $10.83           $10.11             $9.23          $11.84
--------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&***                           7.29             7.12[+]          9.53^^^         (22.04)         (24.69)
--------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##              1.61             1.56             1.60              1.59            1.59
Expenses after expense reductions##               1.61             1.56             1.60              1.59            1.59
Net investment loss                              (0.68)           (0.19)           (0.64)            (0.79)          (0.68)
Portfolio turnover                                 125              141              283               227             305
Net assets at end of period
(000 Omitted)                                 $584,360         $739,534         $911,333          $917,809      $1,446,087
--------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS I
                                                                           YEARS ENDED 11/30
                                             -----------------------------------------------------------------------------
                                                   2005             2004             2003              2002           2001
Net asset value, beginning of period             $12.08           $11.17           $10.08            $12.81         $18.58
--------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM
INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------
  Net investment income#                          $0.04            $0.08            $0.04             $0.03          $0.05
  Net realized and unrealized gain (loss)
  on investments and foreign currency              0.97             0.83             1.05             (2.76)         (4.03)
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                  $1.01            $0.91            $1.09            $(2.73)        $(3.98)
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------
  From net investment income                     $(0.10)             $--              $--               $--            $--
  From net realized gain on investments
  and foreign currency transactions                  --               --               --                --          (1.53)
  From paid-in capital                               --               --               --                --          (0.26)
--------------------------------------------------------------------------------------------------------------------------
Total distributions declared
to shareholders                                  $(0.10)             $--              $--               $--         $(1.79)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $12.99           $12.08           $11.17            $10.08         $12.81
--------------------------------------------------------------------------------------------------------------------------
Total return (%)&***                               8.38             8.15[+]         10.81^^^         (21.31)        (23.93)
--------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##               0.61             0.57             0.60              0.59           0.59
Expenses after expense reductions##                0.61             0.57             0.60              0.59           0.59
Net investment income                              0.32             0.67             0.36              0.21           0.32
Portfolio turnover                                  125              141              283               227            305
Net assets at end of period (000 Omitted)      $122,728         $133,502         $285,467          $196,501       $195,542
--------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS J
                                                                           YEARS ENDED 11/30
                                              ---------------------------------------------------------------------------
                                                    2005            2004            2003             2002          2001**
Net asset value, beginning of period              $10.77          $10.06           $9.17           $11.77          $15.98
-------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------
  Net investment loss#                            $(0.07)         $(0.03)         $(0.06)          $(0.08)         $(0.09)
  Net realized and unrealized gain (loss) on
  investments and foreign currency                  0.86            0.74            0.95            (2.52)          (4.12)
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                   $0.79           $0.71           $0.89           $(2.60)         $(4.21)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $11.56          $10.77          $10.06            $9.17          $11.77
-------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&***                             7.34            7.06[+]         9.71^^^        (22.09)         (26.35)++
-------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                1.60            1.56            1.61             1.59            1.59+
Expenses after expense reductions##                 1.60            1.56            1.61             1.59            1.59+
Net investment loss                                (0.67)          (0.25)          (0.66)           (0.79)          (0.68)+
Portfolio turnover                                   125             141             283              227             305
Net assets at end of period (000 Omitted)         $1,952          $7,630         $10,368           $3,284          $6,861
-------------------------------------------------------------------------------------------------------------------------

CLASS R
                                                                                 YEARS ENDED 11/30
                                                                ---------------------------------------------------
                                                                       2005                2004              2003**
Net asset value, beginning of period                                 $11.87              $11.02               $9.23
-------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)#                                      $(0.02)              $0.05              $(0.01)
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                     0.95                0.80                1.80
-------------------------------------------------------------------------------------------------------------------
Total from investment operations                                      $0.93               $0.85               $1.79
-------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------
  From net investment income                                         $(0.04)                $--                 $--
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $12.76              $11.87              $11.02
-------------------------------------------------------------------------------------------------------------------
Total return (%)&***                                                   7.89                7.71[+]            19.39^^^++
-------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                                   1.12                1.07                1.10+
Expenses after expense reductions##                                    1.12                1.07                1.10+
Net investment income (loss)                                          (0.17)               0.42               (0.15)+
Portfolio turnover                                                      125                 141                 283
Net assets at end of period (000 Omitted)                           $51,749             $29,239             $14,105
-------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                         CLASS R1               CLASS R2
                                                                        YEAR ENDED              YEAR ENDED
                                                                        11/30/05**              11/30/05**
Net asset value, beginning of period                                     $10.86                  $10.86
-------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------
  Net investment loss#                                                   $(0.06)                 $(0.04)
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                     0.86                    0.87
-------------------------------------------------------------------------------------------------------
Total from investment operations                                          $0.80                   $0.83
-------------------------------------------------------------------------------------------------------
Net asset value, end of period                                           $11.66                  $11.69
-------------------------------------------------------------------------------------------------------
Total return (%)&***                                                       7.37++                  7.64++
-------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                                       1.82+                   1.51+
Expenses after expense reductions##                                        1.78+                   1.47+
Net investment loss                                                       (0.80)+                 (0.54)+
Portfolio turnover                                                          125                     125
Net assets at end of period (000 Omitted)                                $1,008                    $274
-------------------------------------------------------------------------------------------------------

CLASS R3
                                                                                 YEARS ENDED 11/30
                                                                ---------------------------------------------------
                                                                       2005                2004              2003**
Net asset value, beginning of period                                 $11.82              $11.02              $11.02
-------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)#                                      $(0.04)              $0.00+++           $(0.00)+++
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                     0.94                0.80               (0.00)+++^
-------------------------------------------------------------------------------------------------------------------
Total from investment operations                                      $0.90               $0.80              $(0.00)+++
-------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------
  From net investment income                                         $(0.08)                $--                 $--
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $12.64              $11.82              $11.02
-------------------------------------------------------------------------------------------------------------------
Total return (%)&***                                                   7.64                7.26[+]             0.00++
-------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                                   1.37                1.33                1.44+
Expenses after expense reductions##                                    1.34                1.33                1.44+
Net investment income (loss)                                          (0.37)               0.03               (0.34)+
Portfolio turnover                                                      125                 141                 283
Net assets at end of period (000 Omitted)                            $4,216                $708                  $5
-------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                        CLASS R4                CLASS R5
                                                                       YEAR ENDED               YEAR ENDED
                                                                       11/30/05**               11/30/05**
Net asset value, beginning of period                                    $11.83                   $11.83
-------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------
  Net investment income (loss)#                                         $(0.01)                   $0.03
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                    0.95                     0.94
-------------------------------------------------------------------------------------------------------
Total from investment operations                                         $0.94                    $0.97
-------------------------------------------------------------------------------------------------------
Net asset value, end of period                                          $12.77                   $12.80
-------------------------------------------------------------------------------------------------------
Total return (%)&***                                                      7.95++                   8.20++
-------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                                      1.03+                    0.70+
Expenses after expense reductions##                                       1.03+                    0.70+
Net investment income (loss)                                             (0.11)+                   0.48+
Portfolio turnover                                                         125                      125
Net assets at end of period (000 Omitted)                               $1,016                  $97,541
-------------------------------------------------------------------------------------------------------

CLASS 529A
                                                                                  YEARS ENDED 11/30
                                                         ----------------------------------------------------------------
                                                                2005               2004             2003           2002**
Net asset value, beginning of period                          $11.79             $10.96            $9.97            $9.72
-------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)#                               $(0.03)             $0.04           $(0.02)          $(0.00)+++
  Net realized and unrealized gain (loss) on
  investments and foreign currency                              0.94               0.79             1.01             0.25
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                               $0.91              $0.83            $0.99            $0.25
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------
  From net investment income                                  $(0.04)               $--              $--              $--
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $12.66             $11.79           $10.96            $9.97
-------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&***                                         7.77               7.57[+]          9.93^^^          2.57++
-------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                            1.22               1.17             1.20             1.19+
Expenses after expense reductions##                             1.22               1.17             1.20             1.19+
Net investment income (loss)                                   (0.27)              0.39            (0.24)           (0.16)+
Portfolio turnover                                               125                141              283              227
Net assets at end of period (000 Omitted)                     $3,203             $2,070           $1,068              $95
-------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS 529B
                                                                                 YEARS ENDED 11/30
                                                          ---------------------------------------------------------------
                                                                 2005              2004             2003           2002**
Net asset value, beginning of period                           $10.83            $10.13            $9.26            $9.05
-------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------
  Net investment loss#                                         $(0.10)           $(0.03)          $(0.08)          $(0.02)
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                           0.86              0.73             0.95             0.23
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                $0.76             $0.70            $0.87            $0.21
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                 $11.59            $10.83           $10.13            $9.26
-------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&***                                          7.02              6.91[+]          9.40^^^          2.32++
-------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                             1.87              1.81             1.85             1.84+
Expenses after expense reductions##                              1.87              1.81             1.85             1.84+
Net investment loss                                             (0.92)            (0.30)           (0.89)           (0.78)+
Portfolio turnover                                                125               141              283              227
Net assets at end of period (000 Omitted)                        $589              $478             $285              $24
-------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS 529C
                                                                                 YEARS ENDED 11/30
                                                          ---------------------------------------------------------------
                                                                 2005              2004             2003           2002**
Net asset value, beginning of period                           $10.78            $10.09            $9.22            $9.01
-------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------
  Net investment loss#                                         $(0.10)           $(0.04)          $(0.08)          $(0.02)
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                           0.86              0.73             0.95             0.23
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                $0.76             $0.69            $0.87            $0.21
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                 $11.54            $10.78           $10.09            $9.22
-------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&***                                          7.05              6.84[+]          9.44^^^          2.33++
-------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                             1.87              1.81             1.86             1.84+
Expenses after expense reductions##                              1.87              1.81             1.86             1.84+
Net investment loss                                             (0.92)            (0.34)           (0.88)           (0.81)+
Portfolio turnover                                                125               141              283              227
Net assets at end of period (000 Omitted)                        $952              $765             $606              $32
-------------------------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.

 ** For the period from the class' inception, December 18, 2000 (Class J), December 31, 2002 (Class R), July 31, 2002 (Classes
    529A, 529B, and 529C), October 31, 2003 (Class R3) and April 1, 2005 (Classes R1, R2, R4, and R5) through the stated period end.
*** Certain expenses have been reduced without which performance would have been lower.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  ^ The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
^^^ The fund's total return calculation includes proceeds received on March 26, 2003 from a non-recurring litigation settlement, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of less than $0.01 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the fund's ending net asset value per share, the Class A, Class B, Class C, Class I, Class J, Class R,
    Class 529A, Class 529B, and Class 529C total returns for the year ended November 30, 2003 would have been lower by approximately 0.07%, 0.08%, 0.08%, 0.07%, 0.09%, 0.08%, 0.08%, 0.09%, and 0.09%, respectively.
(+) Total returns do not include any applicable sales charges.
[+] The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual resulted in an increase in the net asset value of $0.03 per share based on shares outstanding on the day the proceeds were recorded. Excluding the effect of this accrual from the ending net asset value per share, Class A,
    Class B, Class C, Class I, Class J, Class R, Class R3, Class 529A, Class 529B and Class 592C total returns for the year ended November 30, 2004 would have been lower by 0.25%, respectively.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

(1) BUSINESS AND ORGANIZATION

Massachusetts Investors Growth Stock Fund (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales during the day, equity securities are generally valued at the last quoted bid price as reported by an independent pricing service on the market or exchange on which they are primarily traded. Short-term instruments with a maturity at issuance of 365 days or less are generally valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at their net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued on the basis of information from brokers and dealers. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars based upon exchange rates provided by an independent source. When pricing-service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, in valuing securities that trade principally on foreign markets, events reasonably determined to be significant (such as certain movements in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the fund's valuation time that may impact the value of securities traded in these foreign markets. In these cases, the fund may utilize information from an external vendor or other sources to adjust closing market prices of foreign equity securities to reflect what it believes to be the fair value of the securities as of the fund's valuation time. Fair valuation of foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street") and J.P. Morgan Chase and Co. ("Chase"), as lending agents, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street and Chase provide the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agents. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agents. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

SHORT TERM FEES - For purchases made on or after July 1, 2004 and before April 1, 2005, the fund charged a 2% redemption fee (which was retained by the fund) on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). Effective April 1, 2005, the fund no longer charges a redemption fee. See the fund's prospectus for details. Any redemption fees charged are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the year ended November 30, 2005, the fund's custodian fees were reduced by $387,759 under this arrangement. The fund has entered into a commission recapture agreement, under which certain brokers will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the year ended November 30, 2005, the fund's miscellaneous expenses were reduced by $377,149 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for foreign currency transactions, net operating losses and wash sales.

The tax character of distributions declared for the years ended November 30, 2005 and November 30, 2004 was as follows:

                                             11/30/05            11/30/04
    Distributions declared from:
       Ordinary income*                   $23,782,670                 $--

*Included in the fund's distributions from ordinary income is $103,882 in excess of investment company taxable income, which in accordance with applicable U.S. tax law, is taxable to shareholders as ordinary income distributions.

During the year ended November 30, 2005, accumulated distributions in excess of net investment income decreased by $20,335,035, accumulated net realized loss on investments and foreign currency transactions decreased by $528,931, and paid-in capital decreased by $20,863,966 due to differences between book and tax accounting for foreign currency transactions and net operating losses. This change had no effect on the net assets or net asset value per share.

As of November 30, 2005, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

          Capital loss carryforward             $(4,447,639,027)
          Post-October capital loss deferral         (5,182,105)
          Unrealized depreciation                  (148,259,254)
          Other temporary differences                (1,690,573)

Post-October capital loss deferrals represent losses realized during the current fiscal year, but recognized for tax purposes in the next fiscal year.

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on November 30, 2009 (2,147,917,828) and November 30, 2010 (2,299,721,199).

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.33% of the fund's average daily net assets.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, as distributor, received $265,962 and $2,449 for the year ended November 30, 2005, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:

                                               TOTAL    ANNUAL   DISTRIBUTION
              DISTRIBUTION    SERVICE   DISTRIBUTION EFFECTIVE    AND SERVICE
                  FEE RATE   FEE RATE        PLAN(1)   RATE(2)            FEE

Class A              0.10%      0.25%          0.35%     0.35%    $17,668,265
Class B              0.75%      0.25%          1.00%     1.00%     21,607,738
Class C              0.75%      0.25%          1.00%     1.00%      6,482,961
Class J(3)           0.75%      0.25%          1.00%     1.00%         45,246
Class R              0.25%      0.25%          0.50%     0.50%        217,180
Class R1             0.50%      0.25%          0.75%     0.75%          2,113
Class R2             0.25%      0.25%          0.50%     0.50%            628
Class R3             0.25%      0.25%          0.50%     0.50%          9,728
Class R4              --        0.25%          0.25%     0.25%            680
Class 529A           0.25%      0.25%          0.50%     0.35%         10,098
Class 529B           0.75%      0.25%          1.00%     1.00%          5,375
Class 529C           0.75%      0.25%          1.00%     1.00%          8,709
-----------------------------------------------------------------------------
Total Distribution and Service Fees                               $46,058,721

(1) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(2) The annual effective rates represent actual fees incurred under the distribution plan for the year ended November 30, 2005 based on each class' average daily net assets. Assets attributable to Class A shares sold prior to March 1, 1991 are subject to a service fee of 0.15% annually. 0.10% of the Class 529A distribution fee is currently being paid by the fund. Payment of the remaining 0.15% of the Class 529A distribution fee is not yet implemented and will commence on such date as the fund's Board of Trustees may determine.
(3) Includes fees that MFD pays to financial intermediaries and for services rendered as the fund's agent company in Japan.

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the year ended November 30, 2005, were as follows:

                                                         AMOUNT

          Class A                                       $86,973
          Class B                                    $4,651,156
          Class C                                       $61,661
          Class 529B                                        $12
          Class 529C                                        $35

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% from the fund based solely upon the value of the fund's 529 share classes attributable to tuition programs to which MFD, or a third party which contracts with MFD, provides administrative services. The current fee has been established at 0.25% annually of average net assets of the fund's 529 share classes. The fee may only be increased with the approval of the Board of Trustees who oversees the fund. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the year ended November 30, 2005, were as follows:

                                                       AMOUNT

          Class 529A                                   $7,213
          Class 529B                                    1,344
          Class 529C                                    2,177
          ----------------------------------------------------------
          Total Program Manager Fees                  $10,734

SHAREHOLDER SERVICING AGENT - The fund pays a portion of shareholder servicing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the fund, for its services as shareholder servicing agent, set periodically under the supervision of the fund's Board of Trustees. For the year ended November 30, 2005, the fee was $8,545,619, which equated to 0.1062% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket and sub-accounting expenses paid by MFSC on behalf of the fund. For the year ended November 30, 2005, these costs amounted to $6,307,399.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. Effective July 1, 2005, the fund's annual fixed amount is $10,000. The administrative services fee incurred for the year ended November 30, 2005 was equivalent to an annual effective rate of 0.0056% of the fund's average daily net assets.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain Class R shares. These services include various administrative, recordkeeping, and communication/ educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. For the year ended November 30, 2005, the fund paid MFS an annual retirement plan administration and services fee up to the following annual percentage rates of each class' average daily net assets:

                                                             ANNUAL
                                                    FEE   EFFECTIVE       TOTAL
                                                   RATE     RATE(1)      AMOUNT

Class R1                                          0.45%       0.41%      $1,265
Class R2                                          0.40%       0.36%         501
Class R3                                          0.25%       0.22%       4,853
Class R4                                          0.15%       0.15%         408
Class R5                                          0.10%       0.10%      10,474
-------------------------------------------------------------------------------
Total Retirement Plan Administration and
Services Fees                                                           $17,501

(1) Effective October 1, 2005, MFS has contractually agreed to waive a portion of the retirement plan administration and services fee equal to 0.10% for Class R1 shares, 0.15% for Class R2 shares, and 0.10% for Class R3 shares. For the year ended November 30, 2005, this waiver amounted to $879 and is reflected as a reduction of total expenses in the Statement of Operations. This agreement will continue until September 30, 2007.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

The fund has an unfunded, defined benefit plan for retired Independent Trustees which resulted in a pension expense of $18,295. The fund also has an unfunded retirement benefit deferral plan for certain current Independent Trustees which resulted in an expense of $7,547. Both amounts are included in Independent trustees' compensation for the year ended November 30, 2005.

DEFERRED TRUSTEE COMPENSATION - Under a Deferred Compensation Plan (the Plan) Independent Trustees previously were allowed to elect to defer receipt of all or a portion of their annual compensation. Trustees are no longer allowed to defer compensation under the Plan. Amounts previously deferred are treated as though equivalent dollar amounts had been invested in shares of the fund or other MFS funds selected by the Trustee. Deferred amounts represent an unsecured obligation of the fund until distributed in accordance with the Plan. Included in other assets, and accrued expenses and other liabilities, is $78,663 of Deferred Trustees' Compensation.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $37,165, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

The fund's investment adviser, MFS, was the subject of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. As a result, proceeds in the amount of $22,479,377 were accrued on July 28, 2004 and paid to the fund on February 16, 2005.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $9,833,868,399 and $11,851,905,003, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

          Aggregate cost                                $8,137,402,779
          ------------------------------------------------------------
          Gross unrealized appreciation                   $222,967,887
          Gross unrealized depreciation                   (371,227,141)
          ------------------------------------------------------------
          Net unrealized appreciation (depreciation)     $(148,259,254)

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                            Year ended 11/30/05                  Year ended 11/30/04
                                        SHARES             AMOUNT            SHARES             AMOUNT

CLASS A SHARES

Shares sold                             55,645,086        $676,685,537       97,039,602      $1,105,194,897
Shares issued to shareholders in
reinvestment of distributions            1,444,585          17,624,039               --                  --
Shares reacquired                     (150,046,165)     (1,830,111,618)    (273,231,815)     (3,121,614,621)
-----------------------------------------------------------------------------------------------------------
Net change                             (92,956,494)    $(1,135,802,042)    (176,192,213)    $(2,016,419,724)

CLASS B SHARES
Shares sold                              7,838,909         $87,410,962       15,784,345        $165,539,143
Shares reacquired                      (62,980,210)       (704,001,606)     (67,350,354)       (703,587,008)
------------------------------------------------------------------------------------------------------------
Net change                             (55,141,301)      $(616,590,644)     (51,566,009)      $(538,047,865)

CLASS C SHARES
Shares sold                              3,949,856         $43,910,441       10,189,138        $106,267,925
Shares reacquired                      (21,936,036)       (243,908,986)     (32,039,671)       (333,731,540)
------------------------------------------------------------------------------------------------------------
Net change                             (17,986,180)      $(199,998,545)     (21,850,533)      $(227,463,615)

CLASS I SHARES
Shares sold                              2,570,105         $31,792,172        6,724,790         $77,848,366
Shares issued to shareholders in
reinvestment of distributions               74,150             917,235               --                  --
Shares reacquired                       (4,244,673)        (52,647,907)     (21,237,117)       (244,236,758)
------------------------------------------------------------------------------------------------------------
Net change                              (1,600,418)       $(19,938,500)     (14,512,327)      $(166,388,392)

                                            Year ended 11/30/05                  Year ended 11/30/04
                                        SHARES             AMOUNT            SHARES             AMOUNT

CLASS J SHARES
Shares sold                                158,188          $1,753,770          862,660          $9,096,763
Shares reacquired                         (697,540)         (7,724,445)      (1,185,220)        (12,395,399)
------------------------------------------------------------------------------------------------------------
Net change                                (539,352)        $(5,970,675)        (322,560)        $(3,298,636)

CLASS R SHARES
Shares sold                              2,787,174         $33,440,279        3,162,319         $36,250,892
Shares issued to shareholders in
reinvestment of distributions                9,046             110,345               --                  --
Shares reacquired                       (1,201,977)        (14,737,604)      (1,979,466)        (22,549,743)
------------------------------------------------------------------------------------------------------------
Net change                               1,594,243         $18,813,020        1,182,853         $13,701,149

                                          Period ended 11/30/05*
                                        SHARES             AMOUNT

CLASS R1 SHARES
Shares sold                                102,839          $1,166,806
Shares reacquired                          (16,346)           (189,267)
-----------------------------------------------------------------------
Net change                                  86,493            $977,539

CLASS R2 SHARES
Shares sold                                 45,105            $518,278
Shares reacquired                          (21,634)           (241,727)
-----------------------------------------------------------------------
Net change                                  23,471            $276,551

                                            Year ended 11/30/05                  Year ended 11/30/04
                                        SHARES             AMOUNT            SHARES             AMOUNT

CLASS R3 SHARES
Shares sold                                389,440          $4,803,665          100,372          $1,145,351
Shares issued to shareholders in
reinvestment of distributions                  500               6,052               --                  --
Shares reacquired                         (116,199)         (1,438,617)         (40,953)           (474,714)
------------------------------------------------------------------------------------------------------------
Net change                                 273,741          $3,371,100           59,419            $670,637

                                          Period ended 11/30/05*
                                        SHARES             AMOUNT

CLASS R4 SHARES
Shares sold                                102,545          $1,274,648
Shares reacquired                          (22,985)           (286,201)
-----------------------------------------------------------------------
Net change                                  79,560            $988,447

CLASS R5 SHARES
Shares sold                              7,794,198         $95,886,699
Shares reacquired                         (173,910)         (2,191,260)
-----------------------------------------------------------------------
Net change                               7,620,288         $93,695,439

                                            Year ended 11/30/05                  Year ended 11/30/04
                                        SHARES             AMOUNT            SHARES             AMOUNT

CLASS 529A SHARES
Shares sold                                118,438          $1,426,324           84,770            $955,342
Shares issued to shareholders in
reinvestment of distributions                  638               7,734               --                  --
Shares reacquired                          (41,544)           (499,007)          (6,615)            (75,195)
------------------------------------------------------------------------------------------------------------
Net change                                  77,532            $935,051           78,155            $880,147

CLASS 529B SHARES
Shares sold                                 10,421            $114,047           20,549            $214,289
Shares reacquired                           (3,697)            (40,871)          (4,590)            (48,766)
------------------------------------------------------------------------------------------------------------
Net change                                   6,724             $73,176           15,959            $165,523

CLASS 529C SHARES
Shares sold                                 17,579            $195,384           19,660            $204,405
Shares reacquired                           (5,956)            (66,391)          (8,858)            (93,729)
------------------------------------------------------------------------------------------------------------
Net change                                  11,623            $128,993           10,802            $110,676

* For the period from the inception of Class R1, Class R2, Class R4 and Class R5 shares, April 1, 2005, through November 30, 2005.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the year ended November 30, 2005 was $54,232, and is included in miscellaneous expense on the Statement of Operations. The fund had no significant borrowings during the year ended November 30, 2005.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of Massachusetts Investors Growth
Stock Fund:

We have audited the accompanying statement of assets and liabilities of Massachusetts Investors Growth Stock Fund (the Fund), including the portfolio of investments, as of November 30, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended November 30, 2001 were audited by other auditors, whose report dated January 10, 2002 expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Massachusetts Investors Growth Stock Fund at November 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                ERNST & YOUNG LLP
Boston, Massachusetts
January 10, 2006

TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of January 1, 2006, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

                                                                          PRINCIPAL OCCUPATIONS DURING
                                POSITION(s) HELD   TRUSTEE/OFFICER            THE PAST FIVE YEARS &
NAME, DATE OF BIRTH                 WITH FUND           SINCE(1)             OTHER DIRECTORSHIPS(2)
                                                                       ----------------------------------
INTERESTED TRUSTEES
Robert J. Manning(3)            Trustee            February 2004       Massachusetts Financial Services
(born 10/20/63)                                                        Company, Chief Executive Officer,
                                                                       President, Chief Investment
                                                                       Officer and Director

Robert C. Pozen(3)              Trustee            February 2004       Massachusetts Financial Services
(born 08/08/46)                                                        Company, Chairman (since February
                                                                       2004); Secretary of Economic Affairs,
                                                                       The Commonwealth of Massachusetts
                                                                       (January 2002 to December 2002);
                                                                       Fidelity Investments, Vice Chairman
                                                                       (June 2000 to December 2001); Fidelity
                                                                       Management & Research Company
                                                                       (investment adviser), President (March
                                                                       1997 to July 2001); Bell Canada
                                                                       Enterprises (telecommunications),
                                                                       Director; Medtronic, Inc. (medical
                                                                       technology), Director; Telesat
                                                                       (satellite communications), Director

INDEPENDENT TRUSTEES
J. Atwood Ives                  Trustee and Chair  February 1992       Private investor; Eastern
(born 05/01/36)                 of Trustees                            Enterprises (diversified services
                                                                       company), Chairman, Trustee and
                                                                       Chief Executive Officer (until
                                                                       November 2000)

Robert E. Butler(1)             Trustee            January 2006        Consultant - regulatory and
(born 11/29/41)                                                        compliance matters (since July
                                                                       2002); PricewaterhouseCoopers LLP
                                                                       (professional services firm),
                                                                       Partner (November 2000 to June
                                                                           2002)

Lawrence H. Cohn, M.D.          Trustee            August 1993         Brigham and Women's Hospital,
(born 03/11/37)                                                        Senior Cardiac Surgeon, Chief of
                                                                       Cardiac Surgery (until 2005);
                                                                       Harvard Medical School, Professor
                                                                       of Surgery; Brigham and Women's
                                                                       Hospital Physicians' Organization,
                                                                       Chair (2000 to 2004)

David H. Gunning                Trustee            January 2004        Cleveland-Cliffs Inc. (mining
(born 05/30/42)                                                        products and service provider),
                                                                       Vice Chairman/Director (since
                                                                       April 2001); Encinitos Ventures
                                                                       (private investment company),
                                                                       Principal (1997 to April 2001);
                                                                       Lincoln Electric Holdings, Inc.
                                                                       (welding equipment manufacturer),
                                                                       Director

William R. Gutow                Trustee            December 1993       Private investor and real estate
(born 09/27/41)                                                        consultant; Capitol Entertainment
                                                                       Management Company (video
                                                                       franchise), Vice Chairman

Michael Hegarty                 Trustee            December 2004       Retired; AXA Financial (financial
(born 12/21/44)                                                        services and insurance), Vice
                                                                       Chairman and Chief Operating
                                                                       Officer (until May 2001); The
                                                                       Equitable Life Assurance Society
                                                                       (insurance), President and Chief
                                                                       Operating Officer (until May 2001)

Amy B. Lane                     Trustee            January 2004        Retired; Merrill Lynch & Co.,
(born 02/08/53)                                                        Inc., Managing Director,
                                                                       Investment Banking Group (1997 to
                                                                       February 2001); Borders Group,
                                                                       Inc. (book and music retailer),
                                                                       Director; Federal Realty
                                                                       Investment Trust (real estate
                                                                       investment trust), Trustee

Lawrence T. Perera              Trustee            July 1981           Hemenway & Barnes (attorneys),
(born 06/23/35)                                                        Partner

J. Dale Sherratt                Trustee            August 1993         Insight Resources, Inc.
(born 09/23/38)                                                        (acquisition planning
                                                                       specialists), President; Wellfleet
                                                                       Investments (investor in health care
                                                                       companies), Managing General Partner
                                                                       (since 1993); Cambridge Nutraceuticals
                                                                       (professional nutritional products),
                                                                       Chief Executive Officer (until May
                                                                       2001)

Laurie J. Thomsen               Trustee            March 2005          Private investor; Prism Venture
(born 08/05/57)                                                        Partners (venture capital), Co-
                                                                       founder and General Partner (until
                                                                       June 2004); St. Paul Travelers
                                                                       Companies (commercial property
                                                                       liability insurance), Director

Robert W. Uek                   Trustee            January 2006        Retired (since 1999);
(born 05/18/41)                                                        PricewaterhouseCoopers LLP
                                                                       (professional services firm), Partner
                                                                       (until 1999); Consultant to investment
                                                                       company industry (since 2000); TT
                                                                       International Funds (mutual fund
                                                                       complex), Trustee (since 2000);
                                                                       Hillview Investment Trust II Funds
                                                                       (mutual fund complex), Trustee (since
                                                                       2000)

OFFICERS
Maria F. Dwyer(3)               President          November 2005       Massachusetts Financial Services
(born 12/01/58)                                                        Company, Executive Vice President
                                                                       and Chief Regulatory Officer
                                                                       (since March 2004); Fidelity
                                                                       Management & Research Company,
                                                                       Vice President (prior to March
                                                                       2004); Fidelity Group of Funds,
                                                                       President and Treasurer (prior to
                                                                       March 2004)

Tracy Atkinson(3)               Treasurer          September 2005      Massachusetts Financial Services
(born 12/30/64)                                                        Company, Senior Vice President
                                                                       (since September 2004);
                                                                       PricewaterhouseCoopers LLP,
                                                                       Partner (prior to September 2004)

Christopher R. Bohane(3)        Assistant          July 2005           Massachusetts Financial Services
(born 1/18/74)                  Secretary and                          Company, Vice President and Senior
                                Assistant Clerk                        Counsel (since April 2003);
                                                                       Kirkpatrick & Lockhart LLP (law
                                                                       firm), Associate (prior to April
                                                                       2003); Nvest Services Company,
                                                                       Assistant Vice President and
                                                                       Associate Counsel (prior to
                                                                       January 2001)

Ethan D. Corey(3)               Assistant          July 2005           Massachusetts Financial Services
(born 11/21/63)                 Secretary and                          Company, Special Counsel (since
                                Assistant Clerk                        December 2004); Dechert LLP (law
                                                                       firm), Counsel (prior to December
                                                                       2004)

David L. DiLorenzo(3)           Assistant          July 2005           Massachusetts Financial Services
(born 8/10/68)                  Treasurer                              Company, Vice President (since
                                                                       June 2005); JP Morgan Investor
                                                                       Services, Vice President (January
                                                                       2001 to June 2005); State Street
                                                                       Bank, Vice President and Corporate
                                                                       Audit Manager (prior to January
                                                                       2001)

Timothy M. Fagan(3)             Assistant          September 2005      Massachusetts Financial Services
(born 7/10/68)                  Secretary and                          Company, Vice President and Senior
                                Assistant Clerk                        Counsel (since September 2005);
                                                                       John Hancock Advisers, LLC, Vice
                                                                       President and Chief Compliance
                                                                       Officer (September 2004 to August
                                                                       2005), Senior Attorney (prior to
                                                                       September 2004); John Hancock
                                                                       Group of Funds, Vice President and
                                                                       Chief Compliance Officer
                                                                       (September 2004 to December 2004)

Mark D. Fischer(3)              Assistant          July 2005           Massachusetts Financial Services
(born 10/27/70)                 Treasurer                              Company, Vice President (since May
                                                                       2005); JP Morgan Investment
                                                                       Management Company, Vice President
                                                                       (prior to May 2005)

Brian T. Hourihan(3)            Assistant          September 2004      Massachusetts Financial Services
(born 11/11/64)                 Secretary and                          Company, Vice President, Senior
                                Assistant Clerk                        Counsel and Assistant Secretary
                                                                       (since June 2004); Affiliated
                                                                       Managers Group, Inc., Chief Legal
                                                                       Officer/Centralized Compliance
                                                                       Program (January to April 2004);
                                                                       Fidelity Research & Management
                                                                       Company, Assistant General Counsel
                                                                       (prior to January 2004)

Ellen Moynihan(3)               Assistant          April 1997          Massachusetts Financial Services
(born 11/13/57)                 Treasurer                              Company, Vice President

Susan S. Newton(3)              Assistant          May 2005            Massachusetts Financial Services
(born 03/07/50)                 Secretary and                          Company, Senior Vice President and
                                Assistant Clerk                        Associate General Counsel (since
                                                                       April 2005); John Hancock
                                                                       Advisers, LLC, Senior Vice
                                                                       President, Secretary and Chief
                                                                       Legal Officer (prior to April
                                                                       2005); John Hancock Group of
                                                                       Funds, Senior Vice President,
                                                                       Secretary and Chief Legal Officer
                                                                       (prior to April 2005)

Susan A. Pereira(3)             Assistant          July 2005           Massachusetts Financial Services
(born 11/05/70)                 Secretary and                          Company, Vice President and Senior
                                Assistant Clerk                        Counsel (since June 2004); Bingham
                                                                       McCutchen LLP (law firm),
                                                                       Associate (January 2001 to June
                                                                       2004); Preti, Flaherty, Beliveau,
                                                                       Pachios & Haley, LLC, Associate
                                                                       (prior to January 2001)

Frank L. Tarantino              Independent Chief  June 2004           Tarantino LLC (provider of
(born 03/07/44)                 Compliance                             compliance services), Principal
                                Officer                                (since June 2004); CRA Business
                                                                       Strategies Group (consulting
                                                                       services), Executive Vice
                                                                       President (April 2003 to June
                                                                       2004); David L. Babson & Co.
                                                                       (investment adviser), Managing
                                                                       Director, Chief Administrative
                                                                       Officer and Director (February
                                                                       1997 to March 2003)

James O. Yost(3)                Assistant          September 1990      Massachusetts Financial Services
(born 06/12/60)                 Treasurer                              Company, Senior Vice President

------------
(1) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
(3) "Interested person" of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

Each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Butler, Ives, Sherratt and Uek and Mses. Lane and
Thomsen are members of the Trust's Audit Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of December 31, 2005, each Trustee served as a board member of 98 funds within the MFS
Family of Funds.

The Trust held a shareholders' meeting in 2005, and will hold a shareholders' meeting at least once every five years thereafter, to elect Trustees.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

-----------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                      CUSTODIANS
Massachusetts Financial Services Company                State Street Bank and Trust Company
500 Boylston Street, Boston, MA 02116-3741              225 Franklin Street, Boston, MA 02110

                                                        JP Morgan Chase Bank
DISTRIBUTOR                                             One Chase Manhattan Plaza
MFS Fund Distributors, Inc.                             New York, New York 10081
500 Boylston Street, Boston, MA 02116-3741

                                                        INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PORTFOLIO MANAGERS                                      Ernst & Young LLP
S. Irfan Ali                                            200 Clarendon Street, Boston, MA 02116
Stephen Pesek
Maureen Pettirossi

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of the Fund's investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2005 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the "MFS Funds"). The independent Trustees were assisted in their evaluation of the Fund's investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials which included, among other items: (i) information provided by Lipper Inc. on the investment performance of the Fund for various time periods ended December 31, 2004 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the "Lipper performance universe"), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS ("peer funds"), (ii) information provided by Lipper Inc. on the Fund's advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of peer funds identified by objective criteria suggested by MFS, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate account and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee "breakpoints" are observed for the Fund, (v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund's total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund's Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2004, which the Trustees believed was a long enough period to reflect differing market conditions. The Fund's performance was in the 54th percentile relative to the other funds in the universe for this three-year period (the 1st percentile being the best performers and the 100th percentile being the worst performers). The total return performance of the Fund's Class A shares was in the 23rd percentile for the one-year period and the 48th percentile for the five-year period ended December 31, 2004 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund's performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund's advisory fee, the Trustees considered, among other information, the Fund's advisory fee and the total expense ratio of the Fund's Class A shares as a percentage of average net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered whether the Fund was subject to any fee waivers or reductions or expense limitations. The Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate and total expense ratio were each lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund's advisory fee rate schedule is not currently subject to any breakpoints. Taking into account fee waivers or reductions or expense limitations, if any, the Trustees determined not to recommend any advisory fee breakpoints for the Fund at this time.

The Trustees also considered information prepared by MFS relating to MFS' costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the nature and quality of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser which also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund's behalf, including securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund's portfolio brokerage commissions to pay for research and other similar services (including MFS' general policy to pay directly for third-party research), and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund's investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2005.

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement is available by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:
  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http:// www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FEDERAL TAX INFORMATION (unaudited)

In January 2006, shareholders will be mailed a Form 1099-DIV reporting the federal tax status of all distributions paid during the calendar year 2005.

For the year ended November 30, 2005, the amount of distributions from income eligible for the 70% dividends received deduction for corporations is 100%.

The fund hereby designates the maximum amount allowable as qualified dividend income eligible for a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Complete information will be reported in conjunction with your 2005 Form 1099-DIV.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Share  prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------

M F S(SM)
INVESTMENT MANAGEMENT(R)

(C) 2006 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                            MIG-ANN-01/06 548M

ITEM 2. CODE OF ETHICS.

The Registrant has adopted a Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant's principal executive officer and principal financial and accounting officer. The Registrant has amended its Code of Ethics to reflect that the Registrant's Principal Financial Officer and Principal Executive Officer have changed.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. Robert E. Butler, J. Atwood Ives and Robert W. Uek and Mses. Amy B. Lane and Laurie J. Thomsen, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of "audit committee financial expert" as such term is defined in Form N-CSR. In addition, Messrs. Butler, Ives and Uek and Mses. Lane and Thomsen are "independent" members of the Audit Committee as defined in Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

ITEMS 4(a) THROUGH 4(d) AND 4(g):
The Board of Trustees has appointed Ernst & Young ("E&Y") to serve as independent accountants to the Massachusetts Investors Growth Stock Fund, a series of the Registrant (the "Fund"). The tables below set forth the audit fees billed to the Fund as well as fees for non-audit services provided to the Fund and/or to the Fund's investment adviser, Massachusetts Financial Services Company ("MFS") and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Funds ("MFS Related Entities").

For the fiscal years ended November 30, 2005 and 2004, audit fees billed to the Fund by E&Y were as follows:

                                                            Audit Fees
         FEES BILLED BY E&Y:                            2005           2004
                                                        ----           ----

              Massachusetts Investors Growth         $38,970        $35,500
              Stock Fund
                       TOTAL

For the fiscal years ended November 30, 2005 and 2004, fees billed by E&Y for audit-related, tax and other services provided to the Funds and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

                                         Audit-Related Fees(1)             Tax Fees(2)                All Other Fees(3)
  FEES BILLED BY E&Y:                    2005           2004           2005          2004           2005           2004
                                         ----           ----           ----          ----           ----           ----
       To Massachusetts                    $0             $0         $10,015      $11,240         $3,031            $0
       Investors Growth Stock
       Fund

       To MFS and MFS Related              $0             $0         $15,500           $0       $670,399       $35,000
       Entities of Massachusetts
       Investors Growth Stock
       Fund*

  AGGREGATE FEES FOR NON-AUDIT
  SERVICES:
                                         2005                           2004

       To Massachusetts Investors    $730,945                        $53,240
       Growth Stock Fund, MFS and
       MFS Related Entities#

  * This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Funds (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).
  # This amount reflects the aggregate fees billed by E&Y for non-audit services rendered to the Fund and for non-audit services rendered to MFS and the MFS Related Entities.

(1) The fees included under "Audit-Related Fees" are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under
    "Audit Fees," including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.

(2) The fees included under "Tax Fees" are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.

(3) The fees included under "All Other Fees" are fees for products and services provided by E&Y other than those reported under "Audit Fees," "Audit-Related Fees" and "Tax Fees," including fees for services related to analysis of fund administrative expenses, compliance program and records management projects.

For periods prior to May 6, 2003, the amounts shown above under "Audit-Related Fees," "Tax Fees" and "All Other Fees" relate to permitted non-audit services that would have been subject to pre-approval if the Securities and Exchange Commission's rules relating to pre-approval of non-audit services had been in effect.

ITEM 4(e)(1):
Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services: To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Funds and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre-approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 between such regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

ITEM 4(e)(2):
None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

ITEM 4(f): Not applicable.

ITEM 4(h): The Registrant's Audit Committee has considered whether the provision by a Registrant's independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services were provided prior to the effectiveness of SEC rules requiring pre-approval or because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant's principal auditors.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

A schedule of investments of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MASSACHUSETTS INVESTORS GROWTH STOCK FUND
             ------------------------------------------------------------------


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: January 23, 2006
      ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: January 23, 2006
      ----------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: January 23, 2006
      ----------------


* Print name and title of each signing officer under his or her signature.